Investment Securities - Amortized Cost and Estimated Fair Value of Debt Investments by Contractual Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities, debt maturities, amortized cost [Abstract]
Due in one year or less	$ 15,701	$ 10,252
Due after one year through five years	8,462	11,452
Due after five years through ten years	15,309	15,809
Due after ten years	19,482	6,609
Sub-total	58,954	44,122
Amortized cost	116,358	111,221	$ 181,291
Available-for-sale securities, debt maturities, Estimated Fair Value [Abstract]
Due in one year or less	15,701	10,250
Due after one year through five years	8,535	11,620
Due after five years through ten years	15,257	15,854
Due after ten years	19,247	6,618
Sub-total	58,740	44,342
Available-for-sale securities, debt maturities, fair value, totals	115,925	110,928
Held-to-maturity Securities, debt maturities, amortized cost [Abstract]
Due in one year or less	1,976	1,308
Due after one year through five years	17,572	24,674
Due after five years through ten years	20,392	17,540
Due after ten years	19,316	15,888
Sub-total	59,256	59,410
Held-to-maturity securities, debt maturities, Amortized Cost	141,298	122,988	53,908
Held-to-maturity Securities, debt maturities, Estimated Fair Value [Abstract]
Due in one year or less	1,999	1,312
Due after one year through five years	17,804	24,947
Due after five years through ten years	20,801	17,945
Due after ten years	18,882	15,869
Sub-total	59,486	60,073
Held-to-maturity securities at fair value	143,140	124,148	53,769
Residential Mortgage-Backed - US Agency [Member]
Available-for-sale securities, debt maturities, amortized cost [Abstract]
Amortized cost	14,845	19,012	32,409
Available-for-sale securities, debt maturities, Estimated Fair Value [Abstract]
Available-for-sale securities, debt maturities, fair value, totals	15,124	18,980
Held-to-maturity Securities, debt maturities, amortized cost [Abstract]
Held-to-maturity securities, debt maturities, Amortized Cost	11,909	13,715	11,601
Held-to-maturity Securities, debt maturities, Estimated Fair Value [Abstract]
Held-to-maturity securities at fair value	12,532	13,959	11,678
Collateralized Mortgage Obligations - US Agency [Member]
Available-for-sale securities, debt maturities, amortized cost [Abstract]
Amortized cost	25,243	31,320	48,101
Available-for-sale securities, debt maturities, Estimated Fair Value [Abstract]
Available-for-sale securities, debt maturities, fair value, totals	24,881	30,785
Held-to-maturity Securities, debt maturities, amortized cost [Abstract]
Held-to-maturity securities, debt maturities, Amortized Cost	23,713	19,607	13,972
Held-to-maturity Securities, debt maturities, Estimated Fair Value [Abstract]
Held-to-maturity securities at fair value	24,592	19,878	14,052
Collateralized Mortgage Obligations - Private Label [Member]
Available-for-sale securities, debt maturities, amortized cost [Abstract]
Amortized cost	17,316	16,767	24,317
Available-for-sale securities, debt maturities, Estimated Fair Value [Abstract]
Available-for-sale securities, debt maturities, fair value, totals	17,180	16,821
Held-to-maturity Securities, debt maturities, amortized cost [Abstract]
Held-to-maturity securities, debt maturities, Amortized Cost	46,420	30,256	7,826
Held-to-maturity Securities, debt maturities, Estimated Fair Value [Abstract]
Held-to-maturity securities at fair value	$ 46,530	$ 30,238	$ 7,818